Share Based-Payment Reserves (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Share Based-payment Reserves
Schedule of Share-Based Payments Reserve
	Consolidated
	31 December 2024	30 June 2024
	A$	A$
Share based payment reserve	7,981,298	9,061,897

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Share-based payments reserve	9,061,897	8,726,228	7,309,323

Schedule of Movements in Each Class of Reserve

Movements in each class of reserve during the current financial half-year are set out below:

	Consolidated

	31 December 2024	30 June 2024
Consolidated	A$	A$

Opening balance	9,061,897	8,726,228
Options expense in period (note 16)	(1,261,489)	798,798
Performance expense in period (note 16)	-	(463,129)
Broker Options (note 16)	180,890	-

	7,981,298	9,061,897

Movements in each class of reserve during the financial years are set out below:

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Opening balance	8,726,228	7,309,323	6,733,118
Movement in reserve due to deconsolidation of Snow Lake Resources	-	-	(1,043,848)
Options expense in period (note 28)	798,798	1,116,829	1,457,000
Performance rights granted (note 28)	(463,129)	300,076	163,053

Closing balance	9,061,897	8,726,228	7,309,323